Property, plant and equipment	12 Months Ended
Dec. 31, 2021
Property Plant And Equipment
Property, plant and equipment

14.	Property, plant and equipment

	Assets under construction	Office and other equipment	Right of use assets	Total
2021	€’000	€’000	€’000	€’000
Cost
At January 1, 2021	6	—	—	6
Additions during the year	17,155	185	1,111	18,451
At December 31, 2021	17,161	185	1,111	18,457

Depreciation
At January 1, 2021	—	—	—	—
Charge for year	—	(28)	(318)	(346)
At December 31, 2021	—	(28)	(318)	(346)

Net book values
At December 31, 2021	17,161	157	793	18,111
At December 31, 2020	6	—	—	6

	Assets under construction	Office and other equipment	Total
2020	€’000	€’000	€’000
Cost
At January 1, 2020	15	—	15
Additions during the year	6	—	6
Transfers during the year (note 13)	(15)	—	(15)
At December 31, 2020	6	—	6

Depreciation
At January 1, 2020	—	—	—
Charge for year	—	—	—
At December 31, 2020	—	—	—

Net book values
At December 31, 2020	6	—	6
At December 31, 2019	15	—	15

Depreciation expense on property and equipment was €0.3 million and €0 for the year ended December 31, 2021 and 2020, respectively. Assets under construction includes costs mostly related to construction of our two Évora hydrogen plants, costs incurred on our HEVO-Sul project and our Benavente production facility. Detailed information about the leases is available in note 9.